Cover	Oct. 19, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 19, 2026
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Registrant Name	DYNEX CAPITAL, INC.
Entity Incorporation, State or Country Code	VA
Entity File Number	001-09819
Entity Tax Identification Number	52-1549373
Entity Address, Address Line One	140 Eastshore Drive
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Glen Allen,
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23059-5755
City Area Code	(804)
Local Phone Number	217-5800
Entity Emerging Growth Company	false
Entity Central Index Key	0000826675
Amendment Flag	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	DX
Security Exchange Name	NYSE
Series C Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	6.900% Series C Fixed-to-Floating Rate Cumulative Redeemable Preferred Stock, par value $0.01 per share
Trading Symbol	DXPRC
Security Exchange Name	NYSE
Series D Preferred Stock
Document Information [Line Items]
Title of 12(b) Security	9.375% Series D Fixed-Rate Cumulative Redeemable Preferred Stock, par value $0.01 per share
Trading Symbol	DXPRD
Security Exchange Name	NYSE